Commitments and Contingencies (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies
2020	$ 48,000	$ 1,376,000
2021	192,000	192,000
2022	144,000	144,000
Operating Leases, Future Minimum Payments Due	$ 384,000	$ 1,712,000